Summary of the main accounting policies: (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of subsidiaries [line items]
Schedule of consolidated subsidiaries

	Shareholding
	percentage (%)	Main activity
Aeropuerto de Cancun, S. A. de C. V.	100%	Airport services
Aeropuerto de Cozumel, S. A. de C. V.	100%	Airport services
Aeropuerto de Merida, S. A. de C. V.	100%	Airport services
Aeropuerto de Huatulco, S. A. de C. V.	100%	Airport services
Aeropuerto de Oaxaca, S. A. de C. V.	100%	Airport services
Aeropuerto de Veracruz, S. A. de C. V.	100%	Airport services
Aeropuerto de Villahermosa, S. A. de C. V.	100%	Airport services
Aeropuerto de Tapachula, S. A. de C. V.	100%	Airport services
Aeropuerto de Minatitlan, S. A. de C. V.	100%	Airport services
Cancun Airport Services, S. A. de C. V. (*)	100%	Airport services
Aerostar Airport Holdings, LLC	60%	Airport services
Sociedad Operadora de Aeropuertos Centro Norte, S.A.	100%	Airport services
ASUR Dominicana, LLC. (*)	100%	Commercial
RH Asur, S. A. de C. V.	100%	Administrative services
Servicios Aeroportuarios del Sureste, S. A. de C. V.	100%	Administrative services
Asur FBO, S. A. de C. V. (*)	100%	Administrative services
Caribbean Logistics, S. A. de C. V. (*)	100%	Cargo services
Cargo RF, S. A. de C. V. (*)	100%	Cargo services
ASUR US Commercial Airports, LLC (*)(**)	100%	Commercial
(*)	These subsidiaries sub-consolidate at Cancun Airport.
(**)

This subsidiary acquired on December 11, 2025, ASUR Airports, LLC (URW Airports), with a 100% ownership interest, and ASUR Airports, which in turn holds an 81.38% equity interest in its subsidiary AUSR Airports JFKT8 Innovation Partners, LLC.

Schedule of percentage of depreciation land, furniture and equipment

	December 31,
	2024	2025

Furniture equipment	10 to 20%	10 to 20%
Machinery	10 to 20%	10 to 20%
Computer equipment	20 to 33%	20 to 33%
Transportation equipment	20 to 25%	20 to 25%
Improvements to leased premises	10%	10%

Schedule of useful lives licenses and commercial direct operation

Licenses Mexico	23	years
ODC Mexico	23	years
Commercial Rights of Aerostar	27	years
Commercial Rights of Airplan	1	years

ASUR Airports LLC
Disclosure of subsidiaries [line items]
Schedule of condensed financial information of Aerostar

December 31,
2025
Condensed statement of financial position
Cash and cash equivalents	$424,680
Other current assets	408,048
Total current assets	832,728
Financial liabilities:
Other current liabilities	(1,747,213)
Working capital	(914,485)
Invesment property - Net	12,758,949
Other long term assets	12,962
Lease liabilities	(6,720,103)
Other long term liabilities	(102,413)
Shareholders’ equity	$5,034,910

Year ended
December 31,
2025
Condensed statements of comprehensive income
Non-aeronautical revenue	$133,143
Operating cost and expenses	(46,968)
Comprehensive financial cost – Net	(67,662)
Net income for the year	18,513
Foreign currency translation	(11,893)
Total comprehensive income	$6,619
Net income for the year attributable to:
Controlling interest	$19,421
Non-controlling interest	(908)
$18,513

Aerostar
Disclosure of subsidiaries [line items]
Schedule of condensed financial information of Aerostar

	December, 31
	2023		2024		2025
Condensed statement of financial position
Cash and cash equivalents	Ps.	1,518,454	Ps.	850,723	Ps.	323,859
Restricted cash		1,520,581		2,043,625		2,041,027
Other current assets		165,822		369,479		395,851
Total current assets		3,204,857		3,263,827		2,760,737
Financial liabilities:
Current liabilities		(1,033,248)		(1,246,162)		(1,211,118)
Working capital		2,171,609		2,017,665		1,549,619
Land, furniture and equipment		123,796		199,544		230,356
Intangible assets, airport concessions - Net		11,203,531		13,921,262		12,290,973
Other long term assets		83,208		101,450		71,379
Long term debt		(8,404,199)		(10,064,073)		(8,464,370)
Other long term liabilities		(14,295)		(16,503)		(13,375)
Deferred income tax - Net		(523,262)		(574,176)		(568,899)
Shareholders’ equity	Ps.	4,640,388	Ps.	5,585,169	Ps.	5,095,683

	Year ended December, 31
	2023		2024		2025
Condensed statements of comprehensive income
Revenue	Ps.	4,174,329	Ps.	4,815,975	Ps.	5,425,370
Operating cost and expenses		(2,390,264)		(3,097,961)		(3,640,506)
Comprehensive financial cost - Net		(412,145)		(421,812)		(467,619)
Net income tax		(52,486)		71,911		(77,827)
Net income for the year		1,319,434		1,368,113		1,239,418
Foreign currency translation		(818,522)		907,659		(875,980)
Total comprehensive income	Ps.	500,912	Ps.	2,275,772	Ps.	363,438